Acquisition of U-Protein/IPA Europe and Immulease	12 Months Ended
Apr. 30, 2021
U-Protein
Disclosure Of Business Combinations [Line Items]
ACQUISITION OF U-PROTEIN/ IPA EUROPE AND IMMULEASE
6.	ACQUISITION OF U-PROTEIN

On August 22, 2017, the Company completed the acquisition of U-Protein whereby the Company acquired all of the issued and outstanding shares of U-Protein for €6.83 million on terms as follows:

•	€2.7 million (CAD$4.1 million) was paid in cash on closing;
•	606,101 common shares of the Company were issued on closing; and
•	€2.0 million in deferred payments over a three-year period. The deferred payments can be made in cash or common shares of the Company at the election of U-Protein shareholders.

The transaction was accounted for as a business combination, as the operations of U-Protein meet the definition of a business. As the transaction was accounted for as a business combination, transaction costs of $17,717 were expensed.  The goodwill resulting from the allocation of the purchase price to the total fair value of net assets represented the sales and growth potential of U-Protein. Goodwill recorded is allocated in its entirety to U-Protein. The fair value of the 606,101 common shares issued ($3.0 million) was determined based on the Canadian dollar equivalent of the consideration required of €2.0 million pursuant to the share purchase agreement.  The Company has allocated the purchase price as follows:

(in thousands)	$
Cash	4,063
606,101 common shares of the Company	3,022
Fair value of deferred payments	2,134
Fair value of consideration	9,219

Cash	797
Amounts receivable	371
Unbilled revenue	113
Inventory	37
Investment	90
Equipment, net of accumulated amortization	216
Intellectual property (not deductible for tax purposes)	4,064
Goodwill (not deductible for tax purposes)	4,656
Accounts payable and accrued liabilities	(270)
Income taxes payable	(44)
Deferred income tax liability	(811)
9,219

The deferred payments of €2.0 million over a three-year period was fair valued on the date of acquisition using a discounted cash flow model. A discount rate of 16.2% was used. The final deferred acquisition payment was made in December 2020 and the U-Protein shareholders elected to receive common shares of the Company, totaling  203,178.  The changes in the value of the deferred payments during the years ended April 30, 2021 and 2020 are as follows:

(in thousands)	$
Balance, April 30, 2019	1,563
Accretion expense	350
Payment	(1,007)
Foreign exchange	26
Balance, April 30, 2020	932
Accretion expense	89
Payment made in common shares	(1,047)
Foreign exchange	26
Balance, April 30, 2021	—

IPA Europe and Immulease
Disclosure Of Business Combinations [Line Items]
ACQUISITION OF U-PROTEIN/ IPA EUROPE AND IMMULEASE
7.	ACQUISITION OF IPA EUROPE AND IMMULEASE

On April 5, 2018, the Company acquired all of the issued and outstanding shares of IPA Europe and its sister entity, Immulease, for an aggregate purchase price of €7.0 million on terms as follows:

•	€2.5 million (CAD$4.0 million) was paid in cash on closing;
•	1,320,080 common shares of the Company were issued on closing; and
•

€2.0 million in deferred payments over a three-year period. The deferred payments are made in three equal installments of cash and equity totaling €666,666 and prorated if the EBITDA of IPA Europe for the fiscal year preceding the date of payment is less than its average EBITDA over the previous two fiscal years.  During the year ended April 30, 2019, the Company and the seller entered into an Amendment, Termination and Settlement Agreement whereby the deferred payments shall no longer be subject to an adjustment and will be paid in equal installments of cash and equity totaling €666,666.

The transaction was accounted for as a business combination, as the operations of IPA Europe and Immulease meet the definition of a business. As the transaction was accounted for as a business combination, transaction costs of $36,821 were expensed. The goodwill resulting from the allocation of the purchase price to the total fair value of net assets represented the sales and growth potential of IPA Europe. Goodwill recorded is allocated in its entirety to IPA Europe.  The fair value of the 1,320,080 common shares issued ($4.9 million) was determined to be $3.70 per share based on the fair value of the Company’s shares immediately prior to the completion of the acquisition. The Company has allocated the purchase price as follows:

(in thousands)	$
Cash	3,988
1,320,080 common shares of the Company	4,884
Fair value of deferred payments	2,354
Fair value of consideration	11,226

Cash	270
Amounts receivable	572
Unbilled revenue	90
Inventory	2,287
Equipment, net of accumulated amortization	568
Software	31
Intangible assets (not deductible for tax purposes)	6,305
Goodwill (not deductible for tax purposes)	3,641
Accounts payable and accrued liabilities	(580)
Deferred revenue	(23)
Loans	(299)
Deferred income tax liability	(1,636)
11,226

The deferred payments of €2.0 million over a three-year period was fair valued on the date of acquisition using a discounted cash flow model. A discount rate of 14% was used.  The changes in the value of the deferred payments during the years ended April 30, 2021 and 2020 are as follows:

(in thousands)	$
Balance, April 30, 2019	1,501
Accretion expense	383
Foreign exchange	10
Balance, April 30, 2020	1,894
Accretion expense	133
Repayment	(1,540)
Foreign exchange	11
Balance, April 30, 2021	498